TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS - Civil Contingencies and Administrative proceedings (Details) R$ in Thousands, $ in Millions				12 Months Ended
	Oct. 31, 2016 USD ($)	Aug. 01, 2013 BRL (R$)	Sep. 23, 2005 BRL (R$) item	Dec. 31, 2017 BRL (R$) item	Jul. 05, 2017 BRL (R$)	Jul. 14, 2015
Civil contingencies | Antitrust Legislation
Contingencies
Number of civil construction unions | item			2
Fine for existence of cartel on gross revenues (in percentage)			7.00%
Fine for existence of cartel			R$ 245,070
Fine for existence of cartel updated by judicial accounting		R$ 417,820
Number of lawsuits that challenged the investigation | item				2
Civil contingencies | Other Demands Of a Civil Nature
Contingencies
Estimated financial effect of contingent liabilities				R$ 191,112
Civil contingencies | Securities Class Action
Contingencies
Alleged amount of nonpayment of taxes | $	$ 429
Settlement amount					R$ 15
Gerdau Acos Longos S.A. | Administrative proceedings contingencies
Administrative proceedings disclosures
Percentage of voting equity interests acquired						4.77%
Gerdau Acominas S.A. | Administrative proceedings contingencies
Administrative proceedings disclosures
Percentage of voting equity interests acquired						3.50%
Gerdau Acos Especiais S.A. | Administrative proceedings contingencies
Administrative proceedings disclosures
Percentage of voting equity interests acquired						2.39%
Gerdau America Latina Participacoes S.A. | Administrative proceedings contingencies
Administrative proceedings disclosures
Percentage of voting equity interests acquired						4.90%